PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and equipment, gross	$ 9,368,132	$ 7,480,946
Less accumulated depreciation	(374,529)	(260,381)	$ (161,353)
Total property and equipment	8,993,603	7,220,565	4,998,771
Leasehold Improvements [Member]
Property and equipment, gross	12,431	12,431	12,431
Production Equipment [Member]
Property and equipment, gross	5,724,422	3,837,236	1,461,586
Kiosks plus improvements [Member]
Property and equipment, gross	$ 3,631,279	$ 3,631,279	$ 3,686,107